Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (1,358,745)	$ (996,194)	$ (1,379,756)	$ (1,194,706)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	199,242	184,484	250,328	263,864
Amortization of intangible asset	18,750	18,750	25,000	25,000
Amortization of right to use	23,773	2,196	9,552
Stock based compensation	130,400			219,518
Fair value of options exercised	33,000
Fair value of options granted	130,400
Impairment of other asset			50,000
Amortization of convertible debt, discount	752,130	211,330	257,445
Change in fair value of derivative liabilities		69,677	69,677
Imputed interest				110
Convertible debt issued for services		113,000	113,000
Gain on debt extinguishment	(269,261)	(134,677)	(134,677)
Change in operating assets and liabilities:
Accounts receivable	81,739	(74,915)	(73,827)	123,968
Inventory	(135,648)	(179,186)	(97,274)	63,870
Unbilled revenue	877	19,087	11,029	80,528
Prepaid expense	16,812	(35,789)	(16,670)	2,435
Other current assets	57,800	(39,505)	(53,073)	4,500
Accounts payable and accrued liabilities	(61,747)	217,680	289,751	18,781
Lease liabilities	(21,562)	(4,811)	(12,374)
Provision for income taxes	(1,330)	333	11,160	(1,765)
Contract liabilities	(780)	25,356	21,506	(196,288)
Net cash used in operating activities	(471,800)	(603,183)	(659,203)	(590,185)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(30,752)	(51,414)	(70,194)	(30,331)
Net cash used in investing activities	(30,752)	(51,414)	(70,194)	(30,331)
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayments of note payable, related party, net	(18,889)	(20,856)	12,044	32,029
Proceeds from issuance of preferred stock				500,000
Proceeds from (repayments to) note payable			(46,422)
Repayments from line of credit	(19,685)
Repayments from note payable		(46,422)	(46,422)
Repayments from convertible notes payable		(87,778)	(87,778)
Proceeds from note payable	343,907
Proceeds of convertible notes payable	958,000	757,000	757,000
Proceeds from (repayments to) line of credit			24,483
Net cash provided by financing activities	1,263,333	601,944	659,327	532,029
Effect of exchange rate on cash	(19,130)	998	2,544	(1,951)
Net increase (decrease) in cash	741,651	(51,656)	(67,526)	(90,438)
Cash beginning of period	75,362	142,888	142,888	233,326
Cash end of period	817,013	91,232	75,362	142,888
Cash paid during the period for
Interest		20,270	20,270
Income tax				5,099
Non-cash adjustments during the period for
Beneficial conversion feature on convertible debt	898,918	805,000	805,000
Long term debt issued in exchange for preferred stock		168,270	168,270
Conversion of convertible debt into common shares	585,589
Obtaining right of use asset for lease liability	$ 59,906	$ 86,377	$ 86,377